Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2020	Jan. 31, 2019
Statement [LineItems]
Net income	[1]	$ 2,989	$ 2,410
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	41	33
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	(7)	40
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]	0	0
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	34	73
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1]	345	(131)
Net gains (losses) on hedges of investments in foreign operations	[1]	(144)	19
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	201	(112)
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	485	1,315
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	(185)	130
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	300	1,445
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	(152)	(302)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	32	(52)
Change in fair value due to credit risk on financial liabilities designated at fair value through profit or loss	[1]	(61)	(10)
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	(181)	(364)
Total other comprehensive income (loss), net of income taxes	[1]	354	1,042
Total comprehensive income (loss)	[1]	3,343	3,452
Attributable to:
Non-controlling interests in subsidiaries	[1]		18
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		16	7
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		3	(15)
Less: Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income		0	0
Unrealized gains (losses) on investments in foreign operations		0	0
Net gains (losses) on hedges of investments in foreign operations		(52)	7
Change in gains (losses) on derivatives designated as cash flow hedges		185	435
Less: Reclassification to earnings of losses (gains) on cash flow hedges		83	(76)
Actuarial gains (losses) on employee benefit plans		(54)	(109)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		12	(19)
Change in fair value due to credit risk on financial liabilities designated at fair value through profit or loss		(22)	(4)
Total income taxes		(1)	408
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	3,276	3,374
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 67	$ 60

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.